Loan Portfolio and Allowance for Credit Losses, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Contract	Dec. 31, 2021 USD ($) Contract	Dec. 31, 2020 USD ($) Contract
Financing Receivable Modifications Information [Abstract]
TDR's classifications from previously performing loans		$ 9,200
Modified loans by class determined to be TDR's [Abstract]
Contractual past due period for loans to be in payment default		30 days
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	11	9	16
Pre-Modification Outstanding Recorded Investment	[1]	$ 1,587	$ 1,156	$ 2,597
Post-Modification Outstanding Recorded Investment	[1]	$ 1,587	$ 1,156	$ 2,597
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		1	2	4
Pre-Modification Outstanding Recorded Investment		$ 119	$ 127	$ 586
Post-Modification Outstanding Recorded Investment		$ 119	$ 127	$ 586
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	0	0	1
Pre-Modification Outstanding Recorded Investment	[1]	$ 0	$ 0	$ 125
Post-Modification Outstanding Recorded Investment	[1]	$ 0	$ 0	$ 125
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	11	6	12
Pre-Modification Outstanding Recorded Investment	[1]	$ 1,587	$ 1,114	$ 2,303
Post-Modification Outstanding Recorded Investment	[1]	$ 1,587	$ 1,114	$ 2,303
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		1	1	4
Pre-Modification Outstanding Recorded Investment		$ 119	$ 77	$ 586
Post-Modification Outstanding Recorded Investment		$ 119	$ 77	$ 586
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	0	1	0
Pre-Modification Outstanding Recorded Investment	[1]	$ 0	$ 2	$ 0
Post-Modification Outstanding Recorded Investment	[1]	$ 0	$ 2	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	0	2	3
Pre-Modification Outstanding Recorded Investment	[1]	$ 0	$ 40	$ 169
Post-Modification Outstanding Recorded Investment	[1]	$ 0	$ 40	$ 169
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	1	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 50	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 50	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.